GOVERNMENT GRANTS (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Government grants receivable	$ 982
TAT Industries [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Government grants receivable	$ 3,600